Consolidated Balance Sheet Components	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Consolidated Balance Sheet Components	Consolidated Balance Sheet Components
Accounts Receivable, Net
Accounts receivable, net consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Trade accounts receivable	$164	$126
Customers, clients and liquidity providers	5,833	4,121
Unbilled receivables	2	72
Deposits	1,242	939
Other receivables	1,250	2,166
Total accounts receivable	8,491	7,424
Less: Allowance for doubtful accounts	(808)	(521)
Total	$7,683	$6,903
Deposits includes cash, as noted on the consolidated statements of cash flows, at clearing agencies used to settle customer transactions. Amounts payable and receivable to our liquidity providers are reported net by counterparty when the right of offset exists.
We wrote-off $0.4 million of receivables during the year ended December 31, 2024. There were no write-offs of receivables during the years ended December 31, 2023, and December 31, 2022.
As of December 31, 2024, the three largest customer balances represented approximately 99.95%, respectively, of total trade accounts receivable. As of December 31, 2023, there were only two customer balances, the larger of which represented approximately 98.71%, respectively, of total trade accounts receivable.
Other Current Assets
Other current assets consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Prepaid expenses	$2,016	$2,936
Other	152	25
Total	$2,168	$2,961
Property, Equipment and Software, Net
Property, equipment and software, net consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Internal-use software	$1,917	$—
Other computer and network equipment	867	440
Leasehold improvements	276	—
Property, equipment and software, gross	3,060	440
Less: accumulated amortization and depreciation.	(996)	(440)
Total	$2,064	$—
For the years ended December 31, 2024, December 31, 2023, and December 31, 2022 depreciation and amortization expense related to property, equipment and software amounted to $0.3 million, $5.1 million, and $3.5 million respectively, of which $0.2 million, $0.2 million, and $1.3 million respectively, related to amortization expense of capitalized internal-use software placed in service.
The Company conducted a quantitative impairment test of long-lived assets as of December 31, 2024 and concluded certain leasehold improvements, office furniture and equipment and internal use software were fully impaired. An impairment charge of $0.9 million was recognized in “Impairment of long-lived assets” in the consolidated statements of operations. Significant judgments in this analysis include the division of long-lived assets into asset groups and cashflow assumptions that are consistent with the inputs used in the income approach for the goodwill impairment analysis.
The Company conducted a quantitative impairment test of long-lived assets as of December 31, 2023 and concluded certain leasehold improvements, office furniture and equipment and internal use software were fully impaired. An impairment charge of $21.3 million was recognized in “Impairment of long-lived assets” in the consolidated statements of operations. Significant judgments in this analysis include the division of long-lived assets into asset groups and cashflow assumptions that are consistent with the inputs used in the income approach for the goodwill impairment analysis.
The Company conducted a quantitative impairment test of long-lived assets as of December 31, 2022 and concluded certain internal use software was fully impaired. An impairment charge of $8.7 million was recognized in “Impairment of long-lived assets” in the consolidated statements of operations. Significant judgments in this analysis include the division of long-lived assets into asset groups and cashflow assumptions that are consistent with the inputs used in the income approach for the goodwill impairment analysis.
Other Assets
Other assets consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Operating lease right-of-use assets	$7,946	$9,356
Other	2,456	1,651
Total	$10,402	$11,007
Accounts Payable and Accrued Liabilities
Accounts payable and accrued liabilities consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Accounts payable	$3,055	$7,639
Payables to clients and customers	6,111	4,707
Accrued expenses	3,317	575
Other	1,777	2,110
Total	$14,260	$15,031
Other Current Liabilities
Other current liabilities consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Current maturities of operating lease liability	3,793	3,508
Other	613	666
Total	$4,406	$4,174
Other Noncurrent Liabilities
Other noncurrent liabilities consisted of the following (in thousands):

	December 31, 2024	December 31, 2023
Operating lease liability, noncurrent	$16,104	$19,882
Total	$16,104	$19,882
Amounts receivable and payable included in the tables above related to our crypto transactions pending settlement with our customers and liquidity providers were settled in early 2024 in amounts consistent with those reflected above.